Note 6 - Operating Lease Right-of-use Asset, Net - Supplement Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019
Cash paid for amounts included in the measurement of lease liabilities	$ 153	$ 459
Cash Lease Expense (imputed interest expense component of net income)	$ 39	$ 126